Condensed Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
BALANCE AT BEGINNING OF PERIOD at Dec. 31, 2010	$ 23,926	$ 179	$ 40,050	$ 507	$ (8,149)	$ 56,513
Comprehensive Income:
Net income	0	0	4,754	0	0	4,754
Other comprehensive loss	0	0	0	3,834	0	3,834
Purchase of 3,000 treasury shares	0	0	0	0	(76)	(76)
Cash dividends declared	0	0	(2,142)	0	0	(2,142)
BALANCE AT END OF PERIOD at Dec. 31, 2011	23,926	179	42,662	4,341	(8,225)	62,883
Comprehensive Income:
Net income	0	0	4,843	0	0	4,843
Other comprehensive loss	0	0	0	1,502	0	1,502
Issuance of restricted stock (5,250 shares from treasury)	0	(141)	0	0	141	0
Stock-based compensation expense	0	80	0	0	0	80
Cash dividends declared	0	0	(2,144)	0	0	(2,144)
BALANCE AT END OF PERIOD at Dec. 31, 2012	23,926	118	45,361	5,843	(8,084)	67,164
Comprehensive Income:
Net income	0	0	4,447	0	0	4,447
Shares issued in connection with business combination	7,402	13,184	(10)	0	0	20,576
Other comprehensive loss	0	0	0	(4,860)	0	(4,860)
Stock-based compensation expense	0	59	0	0	0	59
Cash dividends declared	0	0	(2,338)	0	0	(2,338)
BALANCE AT END OF PERIOD at Dec. 31, 2013	$ 31,328	$ 13,361	$ 47,460	$ 983	$ (8,084)	$ 85,048